Equity (Details) - Schedule of Composition of Share Capital - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Composition of Share Capital [Abstract]
Number of shares, Authorized	100,000,000	100,000,000
Number of shares, Issued and outstanding	47,635,875	47,635,875